Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years	Dec. 31, 2009 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation arrangement by share-based payment award, Fair value assumptions, Method used	Black-Scholes option-pricing model
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 269		$ 190	$ 186
Weighted average assumptions used [Abstract]
Weighted average grant date fair value, per share (in dollars per share)	$ 10.37		$ 6.61	$ 5.43
Expected volatility (in hundredths)	30.00%		32.00%	48.00%
Expected lives (in years)	6.9		6.4	5.9
Risk-free interest rates (in hundredths)	2.61%		2.83%	2.63%
Expected dividend yields (in hundredths)	1.51%		2.08%	2.94%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average price, End of period (in dollars per share)	$ 25.79
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Ending balance (in shares)	113,273,394
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	252,351,054	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(137,336,002)
Available for future grants	115,015,052
Shares credited to directors deferred compensation account	123,667
Future compensation cost not yet recognized in the statements of income	477
Future compensation costs to be recognized in 2012	192
Future compensation costs to be recognized in 2013	153
Future compensation costs to be recognized in 2014	98
Future compensation costs to be recognized in 2015	34
Effects on shares outstanding and treasury shares [Abstract]
Treasury shares issued to settle stock options exercised in period (in shares)	27,308,311		19,077,274	6,695,583
Previously unissued shares issued to settle stock options exercised in period (in shares)	390,438		342,380	93,648
Treasury shares issued to settle RSUs vesting in period (in shares)	3,822,475		1,392,790	977,728
Previously unissued shares issued to settle RSUs vesting in period (in shares)	73,852
Effect on cash flow [Abstract]
Cash received from the exercise of options	690		407	109
Related net tax impact realized from exercise of stock options	45		21	(2)
Excess tax benefits realized from exercise of stock options	31		13	1
Long-term incentive and director compensation plan [Abstract]
Long-term incentive plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 27.70
Weighted-average exercise price per share, Granted (in dollars per share)	$ 34.55
Weighted-average exercise price per share, Expired and forfeited (in dollars per share)	$ 42.59
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 24.91
Weighted-average price, End of period (in dollars per share)	$ 25.79
Share-based compensation arrangement by share-based payment award, Award vesting rights (in hundredths)	0.25
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, Award vesting period for retirement eligible employees (in months)	6 months
Share-based compensation arrangement by share-based payment award, Look back period to determine option life	10 years
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	150,135,013
Granted (in shares)	10,310,816
Expired and forfeited (in shares)	(22,906,524)
Exercised (in shares)	(25,582,194)
Options outstanding, Ending balance (in shares)	113,273,394
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	231		140	21
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest [Abstract]
Number of outstanding shares (in shares)	112,230,358	[2]
Weighted-average remaining contractual life (in years)	4.5	[2]
Weighted-average exercise price per share (in dollars per share)	$ 26.03	[2]
Intrinsic value (millions of dollars)	539	[2]
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Number of options exercisable	82,234,319
Weighted-average remaining contractual life (in years)	3.2
Weighted-average exercise price per share (in dollars per share)	$ 25.97
Intrinsic value (millions of dollars)	370
Shares available for future grant and reserved for issuance [Abstract]
Expected forfeitures in period	1,000,000
Future compensation cost not yet recognized in the statements of income	144
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Awards outstanding other than options, Beginning balance (in shares)	18,567,365
Granted (in shares)	5,879,409
Vested RSUs (in shares)	(5,359,066)
Expired and forfeited (in shares)	(613,636)
Awards outstanding other than options, Ending balance (in shares)	23,358,846		18,567,365
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant date fair value per share price, Beginning of period (in dollars per share)	$ 23.06
Granted (in dollars per share)	$ 33.20		$ 23.47	$ 15.78
Expired and forfeited (in dollars per share)	$ 24.43
Vested RSUs (in dollars per share)	$ 28.96
Weighted-average grant date fair value per share price, Ending of period (in dollars per share)	$ 25.09		$ 23.06
Weighted-average grant-date fair value of RSUs granted during the year (in dollars per share)	$ 33.20		$ 23.47	$ 15.78
The total fair value of shares vested from RSU grants	155		51	28
Common shares authorized for issuance pursuant to long term incentive plan	1
Shares available for future grant and reserved for issuance [Abstract]
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	543
Future compensation cost not yet recognized in the statements of income	333
Long-term incentive and director compensation plan [Abstract]
Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant	4 years
TI employees 2005 stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 27.83
Weighted-average exercise price per share, Granted (in dollars per share)	$ 26.04
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 26.66
Weighted-average price, End of period (in dollars per share)	$ 25.29		$ 27.83
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	487,871
Granted (in shares)	2,200,718
Exercised (in shares)	(2,108,494)
Options outstanding, Ending balance (in shares)	580,095		487,871
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant-date fair value of employee stock purchase plan options	$ 4.59		$ 3.97	$ 3.13
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	10		9	10
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	27,967,317	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(580,095)
Available for future grants	27,387,222
Employee stock purchase plan [Abstract]
The percent of the underlying common stock's market price participants pay for options (in hundredths)	85.00%
Option term (in months)	3 months
Long-term incentive and director compensation plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	224,383,737	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(136,755,907)
Available for future grants	87,627,830
Long-term incentive and director compensation plan [Abstract]
Long-term incentive and director compensation plans option pricing (in hundredths)	100.00%
Term of the long term incentive stock options	10
Cost of revenue (COR) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	40		36	35
Research and development (R&D) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	58		53	54
Selling, general and administrative (SG&A) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	121		101	97
Acquisition charges [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	50		0	0
National [Member]
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	68
National [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Assumed in National aquisition (in dollars per share)	$ 15.75
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Assumued in National acquisition (in shares)	1,316,283
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	2
National [Member] | Restricted stock units [Member]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Assumed in National acquisition (in shares)	4,884,774
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Assumed in National acquisition (in dollars per share)	$ 27.22
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	$ 66

[1]	(a) Includes 123,667 shares credited to directors’ deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2011.
[2]	Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $543 million.